Prepaid Expenses and Deposits (Details) $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Prepaid expenses and deposits related to:
Exploration and evaluation expenditures	$ 271		$ 71
Insurance expenditures		$ 207		$ 311
Other	290		646
Total prepaid expenses and deposits	768		1,028
Prepaid expenses and deposits,current	502		785
Prepaid expenses and deposits,non current	$ 266		$ 243